Income Taxes and Tax Receivable	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES AND TAX RECEIVABLE
21.	INCOME TAXES AND TAX RECEIVABLE

Effective January 1, 2008, the New Taxation Law of PRC stipulates that domestically owned enterprises and foreign invested enterprises (the “FIEs”) are subject to a uniform tax rate of 25%. While the New Tax Law equalizes the tax rates for FIEs and domestically owned enterprises, preferential tax treatment may continue to be given to companies in certain encouraged sectors and to entities classified as high-technology companies, regardless of whether these are domestically-owned enterprises or FIEs. In November 2009, the Jiangsu Province Government issued Su Zheng Ban Fa [2009] No. 132 which  stipulates that Micro-credit companies in Jiangsu Province is subject to preferential tax rate of 12.5%. As a result, the Company is subject to the preferential tax rate of 12.5% for the periods presented. The taxation practice implemented by the tax authority governing the Company is that the Company pays enterprise income taxes at rate of 25% on a quarterly basis, and upon annual tax settlement done by the Company and the tax authority in five (5) months after December 31 the tax authority will refund the Company the excess enterprise income taxes it paid beyond the rate of 12.5%.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions., For the years ended December 31, 2013 and 2012,  the Company had no unrecognized tax benefits.

The Company does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Company will classify interest and penalties related to income tax matters, if any, in income tax expense.

Income tax receivable/ (payable) is comprised of:

	As of December 31,
	2013	2012

Income tax payable	$(164,806)	$(1,068,050)
Income tax receivable	985,332	1,047,601
Total income tax receivable /(payable), net	$820,526	(20,449)

Income tax payables represented enterprise income tax at a rate of 25% the Company accrued but not paid as of December 31, 2012. And income tax receivable represented the income tax refund the Company will receive from the tax authority in the annual income tax settlement.

Income tax expense is comprised of:

	For The Year Ended December 31,
	2013	2012

Current income tax	$1,360,245	$1,669,546
Deferred income tax	20,027	37,420
Total provision for income taxes	$1,380,272	$1,706,966

The effective tax rate for the years ended December 31, 2013 and 2012 are 15.19% and 17.10%, respectively.

The reconciliation between the effective income tax rate and the PRC statutory income tax rate of 25% is as follows:

	For The Year Ended December 31,
	2013	2012
PRC statutory tax rate	25.00%	25.00%
Effect of preferential income tax rate on loan business	-10.85%	-10.56%
Effect of income tax rate difference in other jurisdiction	1.00%	0.27%
Effect of non-deductible expenses	0.04%	0.14%
Effect of tax policy change *	-	2.25%
Effective tax rate
  15.19%  17.10%

*In April 2012 Wujiang Luxiang received a notice from local tax authority, informing us that only income generated from Wujiang Luxiang’s direct loan business was qualified to enjoy a preferential income tax rate of 12.5% under the Jiangsu Document No. 132, but its taxable income arising from Wujiang’s other business such as the guarantee business was still subject to a standard tax rate of 25% for income tax. The local tax authority required Wujiang Luxiang to implement the above-mentioned policy starting with the tax filing for 2011 which was filed in April 2012, and the policy applies to all years thereafter.  The impact of the changed policy on the income tax provision on the issued financial statements of 2011 was $225,445.  However, the underpayment was comparatively minimal as it only accounted for less than 3% of net income of 2011, thus the underpayment of $225,445 was recorded in the financial statements for financial year of 2012. There was no underpayment penalty assessed.

Deferred tax liability arises from government incentive for the purpose of covering the Company’s actual loan losses and ruled that the income tax will be imposed on the subsidy if the purpose is not fulfilled within 5 years after the Company receives the subsidy.  As of December 31, 2013 and 2012, the deferred tax liability amounted to $333,617 and $303,567, respectively.

As of December 31, 2013 and December 31, 2012, the Company intends to permanently reinvest the undistributed earnings from its foreign subsidiaries to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.